EARNINGS (LOSSES) PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS (LOSSES) PER SHARE
17	EARNINGS (LOSSES) PER SHARE

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Numerator:
Net income (loss) attributable to 7 Days Group Holdings Limited	(103,954)	117,691	128,886	20,477
Deemed dividends to Series C convertible preferred shareholders	(28,993)	-	-	-
Net income (loss) attributable to 7 Days Group Holdings Limited ordinary shareholders	(132,947)	117,691	128,886	20,477

Denominator:
Weighted average number of ordinary shares	69,044,665	149,169,106	149,811,784	149,811,784
Plus dilutive effect of outstanding share options	-	1,164,647	1,661,282	1,661,282
Weighted average number of ordinary shares	69,044,665	150,333,753	151,473,066	151,473,066

Basic earnings (losses) per ordinary share	(1.93)	0.79	0.86	0.14

Diluted earnings (losses) per ordinary share	(1.93)	0.78	0.85	0.14

The net loss for the year ended December 31, 2009, has not been allocated to the Series A, B or C Preferred Shares because the holders of these shares do not have an obligation to share in such losses.

The Company’s potential dilutive shares outstanding consisted of ordinary shares issuable upon the conversion of the Series A Preferred Shares, Series B Preferred Shares and Series C Preferred Shares, using the if-converted method, and ordinary shares issuable upon the exercise of the Group’s ordinary share purchase warrants and ordinary shares issuable upon the exercise of employee share options, using the treasury stock method.

The computation of diluted loss per share for the years ended December 31, 2009 did not assume the ordinary shares issuable from ordinary share equivalents because the inclusion of such securities would be anti-dilutive.

During the year ended December 31, 2010 and 2011, the Company’s dilutive potential ordinary shares outstanding consisted of share options. The computation of diluted earnings per share for years ended December 31, 2010 and 2011 was based on net income attributable to ordinary shareholders of RMB117,691 and RMB128,886 and included the potential dilutive effect of 2,566,411 and 7,331,267 ordinary shares issuable upon exercise of employee share options by applying treasury stock method respectively. The Company excluded 3,667,760 and nil ordinary shares issuable upon exercise of employee share option in the calculation of diluted earnings per share for the years ended December 31, 2010 and 2011, respectively, as their effect would be anti-dilutive.